OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Royalties - OCS payable	$ 552	$ 1,016
Commissions	90	249
Provision for product warranty	255	248
Accrued expenses	824	452
Others	123	51
Other payables and accrued expenses, total	$ 1,844	$ 2,016